Additional Information of Expenses by Nature - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by nature [line items]
Profit sharing bonus to employees, amount	$ 23,570.0	$ 23,019.1	$ 22,418.3
Director 1 [member]
Expense by nature [line items]
Approved profit sharing bonus in cash	349.3	368.9	376.4
Employees [member]
Expense by nature [line items]
Approved profit sharing bonus in cash	$ 23,570.0	$ 23,019.1	$ 22,418.3
Top of range [member] | Director 1 [member]
Expense by nature [line items]
Profit sharing bonus, percentage	0.30%	0.30%	0.30%
Bottom of range [member] | Employees [member]
Expense by nature [line items]
Profit sharing bonus, percentage	1.00%	1.00%	1.00%